Accounting policies - Tangible assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tangible assets
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 18,810	$ 18,820	$ 16,661
Period of projection of cash flows	5 years
Buildings | Minimum
Tangible assets
Average annual rate (as a percent)	2.00%
Buildings | Maximum
Tangible assets
Average annual rate (as a percent)	5.00%
Furniture and vehicles | Minimum
Tangible assets
Average annual rate (as a percent)	10.00%
Furniture and vehicles | Maximum
Tangible assets
Average annual rate (as a percent)	20.00%
Information Technology (IT) equipment and fixtures
Tangible assets
Average annual rate (as a percent)	25.00%
Others | Minimum
Tangible assets
Average annual rate (as a percent)	5.00%
Others | Maximum
Tangible assets
Average annual rate (as a percent)	20.00%